Federated MDT Stock Trust
CLASS A SHARES (TICKER FSTRX)
INSTITUTIONAL SHARES (TICKER FMSTX)
SERVICE SHARES (TICKER FSTKX)

SUPPLEMENT TO SUMMARY PROSPECTUS(ES) DATED MAY 1, 2014 AND DECEMBER 31, 2013, RESPECTIVELY
Under the heading entitled “Fund Management,” please add the following:
“John Paul Lewicke, Research Manager, has been the Fund's portfolio manager since September 2014.”
September 26, 2014
Federated MDT Stock Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452370 (9/14)